                              William Blair Funds
                                    24 f (2)
                               December 31, 1999
                               -----------------

                                                                   Year from
                                                              1/1/99 to 12/31/99
                                                              ------------------
          REGISTRATION NO. 33-17463

          Pursuant to paragraph ( c ) of Rule 24f-2, the filing fees accompanying this notice were calculated in the following manner:

(a)       The actual sales price of Fund shares
          sold and reinvested during the fiscal year.           $4,869,461,513

(b)       Reduced by:
          ( 1 ) The actual sales price of Fund sold in
          private placement to the Adviser pursuant to
          an investment letter to.                                           0

          ( 2 ) The difference between:
          ( i )  the actual aggregate redemption price of
          Fund shares redeemed during the fiscal year,
          (if filed before March 1); and                         4,918,916,654

          ( ii ) the actual aggregate redemption price of such redeemed shares previously applied pursuant to Rule 24e-2(a) under Section 24 (e) (1) of the
          Securities Act of 1933.

          Step (b) results                                      $  (49,455,141)
                                                                ==============
(c)       Registration fee pursuant to Section 6(b) of
          the Securities Act of 1933 (either one -
          twenty-seven. Eight% or the minimum fee of $100).     $          100
                                                                ==============

                              William Blair Funds
                                    24 f (2)
                               December 31, 1999
                               -----------------

                                                                 Year Ended December 31, 1999
                                                                 ----------------------------
                      Sales                                   Shares                     Amount
                      -----                                   ------                     ------
Growth Fund                                                  16,028,074              $  294,188,130

Ready Reserves Fund                                       3,961,668,250              $3,961,668,250

Income Fund                                                   5,056,651              $   51,259,445

International Growth Fund                                    20,255,215              $  386,956,234

Value Discovery Fund                                            828,644              $   10,567,525

Emerging Markets Growth Fund                                     83,172              $      840,940

Tax-Managed Growth Fund                                          99,943              $      999,425

Large Cap Growth Fund                                           113,651              $    1,136,864

Small Cap Growth Fund                                           622,730              $    6,229,874

Disciplined Large Cap Fund                                      149,922              $    1,499,791
                                                          -------------              --------------
                                                          4,004,906,250              $4,715,346,477

                      Reinvestments
                      -------------
Growth Fund                                                   2,608,701              $   51,573,698

Ready Reserves Fund                                          48,807,052              $   48,807,052

Income Fund                                                     792,418              $    8,043,819

International Growth Fund                                     1,957,870              $   45,344,189

Value Discovery Fund                                             25,076              $      330,027

Emerging Markets Growth Fund                                      1,248              $       16,250

Tax-Managed Growth Fund                                               0              $            0

Large Cap Growth Fund                                                 0              $            0

Small Cap Growth Fund                                                 0              $            0

Disciplined Large Cap Fund                                            0              $            0
                                                          -------------              --------------
                                                             54,192,365              $  154,115,035

                      Total sales and reinvestments
                      -----------------------------
Growth Fund                                                  18,636,775              $  345,761,827

Ready Reserves Fund                                       4,010,475,302              $4,010,475,302

Income Fund                                                   5,849,068              $   59,303,264

International Growth Fund                                    22,213,085              $  432,300,423

Value Discovery Fund                                            853,720              $   10,897,553

Emerging Markets Growth Fund                                     84,420              $      857,190

Tax-Managed Growth Fund                                          99,943              $      999,425

Large Cap Growth Fund                                           113,651              $    1,136,864

Small Cap Growth Fund                                           622,730              $    6,229,874

Disciplined Large Cap Fund                                      149,922              $    1,499,791
                                                          -------------              --------------
                                                          4,059,098,615              $4,869,461,513
                                                          =============              ==============

                              William Blair Funds
                                    24 f (2)
                               December 31, 1999
                               -----------------

                                                                 Year Ended December 31, 1999
                                                                 ----------------------------
                   Redemptions                                Shares                     Amount
                   -----------                                ------                     ------
Growth Fund                                                  19,205,002              $  329,231,283

Ready Reserves Fund                                       4,146,724,615              $4,146,724,615

Income Fund                                                   6,275,092              $   63,487,114

International Growth Fund                                    19,200,570              $  368,521,539

Value Discovery Fund                                            751,437              $    9,558,730

Emerging Markets Growth Fund                                    134,258              $    1,393,373

Tax-Managed Growth Fund                                               0              $            0

Large Cap Growth Fund                                                 0              $            0

Small Cap Growth Fund                                                 0              $            0

Disciplined Large Cap Fund                                            0              $            0
                                                          -------------              --------------
                                                          4,192,290,973              $4,918,916,654

           Net sales and reinvestments
           ---------------------------

Growth Fund                                                    (568,227)             $   16,530,544

Ready Reserves Fund                                        (136,249,313)              ($136,249,313)

Income Fund                                                    (426,024)                ($4,183,850)

International Growth Fund                                     3,012,515              $   63,778,884

Value Discovery Fund                                            102,283              $    1,338,822

Emerging Markets Growth Fund                                    (49,839)                  ($536,183)

Tax-Managed Growth Fund                                          99,943              $      999,425

Large Cap Growth Fund                                           113,651              $    1,136,864

Small Cap Growth Fund                                           622,730              $    6,229,874

Disciplined Large Cap Fund                                      149,922              $    1,499,791
                                                          -------------              --------------
                                                           (133,192,358)               ($49,455,141)
                                                          =============              ==============

                              William Blair Funds
                                    24 f (2)
                               December 31, 1999
                               -----------------

                                                                  SEC Fee
                                                                  @.0278%
                                                               -----------

Growth Fund                                                           0

Ready Reserves Fund                                                   0

Income Fund                                                           0

International Growth Fund                                             0

Value Discovery Fund                                                  0

Emerging Markets Growth Fund                                          0

Tax-Managed Growth Fund                                               0

Large Cap Growth Fund                                                 0

Small Cap Growth Fund                                                 0

Disciplined Large Cap Fund                                            0

Minimum Due                                                        $100